Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Charterer A [Member]
Product Information [Line Items]
Total	11.00%	30.00%
Charterer B [Member]
Product Information [Line Items]
Total		27.00%
Charterer C [Member]
Product Information [Line Items]
Total		20.00%
Charterer D [Member]
Product Information [Line Items]
Total	24.00%
Charterer E [Member]
Product Information [Line Items]
Total	20.00%
Charterer F [Member]
Product Information [Line Items]
Total	11.00%
Charterers [Member]
Product Information [Line Items]
Total	66.00%	77.00%